LOAN SERVICING RIGHTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
LOAN SERVICING RIGHTS

NOTE 5—LOAN SERVICING RIGHTS

Loans serviced for others are not included in the accompanying consolidated balance sheets. The risks inherent in servicing assets relate primarily to changes in prepayments that result from shifts in interest rates. The unpaid principal balances of mortgage and other loans serviced for others were approximately $468.2 million and $429.3 million at September 30, 2015 and December 31, 2014, respectively. The fair value of these rights were approximately $10.2 million and $10.0 million at September 30, 2015 and December 31, 2014, respectively. The fair value of servicing rights was determined using an assumed discount rate of 10 percent and prepayment speeds primarily ranging from 4 percent to 9 percent, depending upon the stratification of the specific right, and nominal credit losses.

The following summarizes servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances (dollars in thousands):

	September 30,	December 31,
	2015	2014
Loan servicing rights:
Balance, beginning of period	$7,746	$7,529
Additions	2,444	3,414
Disposals	(1,039)	(1,243)
Amortization	(1,430)	(1,954)

Balance, end of period	$7,721	$7,746

NOTE 6—LOAN SERVICING RIGHTS

Loans serviced for others are not included in the accompanying consolidated balance sheets. The risks inherent in servicing assets relate primarily to changes in prepayments that result from shifts in interest rates. The unpaid principal balances of mortgage and other loans serviced for others were approximately $429,293,000 and $414,129,000 at December 31, 2014 and 2013, respectively.

The fair values of these rights were approximately $10,043,000 and $9,438,000, respectively. The fair value of servicing rights was determined using an assumed discount rate of 10 percent and prepayment speeds primarily ranging from 4 percent to 9 percent, depending upon the stratification of the specific right, and nominal anticipated credit losses.

The following summarizes servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances:

	December 31,
	2014	2013
	(dollars in thousands)
Loan servicing rights:
Balance at beginning of period	$7,529	$6,117
Additions	3,414	4,592
Disposals	(1,243)	(1,363)
Amortization	(1,954)	(1,817)

Balance at end of period	$7,746	$7,529